UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08035

AFBA 5Star Funds
(Exact name of registrant as specified in charter)

909 N. Washington Street Alexandria, VA		22314
(Address of principal executive offices)		(Zip code)

Robert E. Morrison, Jr. 909 N. Washington Street Alexandria, VA 22314
(Name and address of agent for service)

Registrant’s telephone number, including area code:		703-706-5972

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

AFBA Mid Cap Value Fund

SHARES	COMPANY	VALUE

	COMMON STOCKS - 96.62%
	AUTOMOBILES & COMPONENTS - 1.05%
4,500	Autoliv, Inc.	$129,465

	CAPITAL GOODS - 6.36%
1,750	Alliant Techsystems, Inc.*	144,130
1,750	CF Industries Holdings, Inc.	129,745
6,300	Crane Co.	140,553
13,400	Mattel, Inc.	215,070
3,200	URS Corp. *	158,464
		787,962

	CONSUMER DISCRETIONARY - 5.62%
21,600	CBS Corp. Class B	149,472
7,300	Garmin Ltd.	173,886
6,500	International Speedway Corp. Class A	166,465
5,350	Ryder System, Inc.	149,372
2,214	Willis Group Holdings Ltd.	56,989
		696,184

	CONSUMER DURABLES & APPAREL - 2.84%
9,950	Hanesbrands, Inc.*	149,350
11,650	Regis Corp.	202,826
		352,176

	CONSUMER STAPLES - 8.88%
21,025	Del Monte Foods Co.	197,215
3,900	JM Smucker Co. (The)	189,774
2,650	Ralcorp Holdings, Inc.*	161,438
7,450	Ruddick Corp.	174,553
3,375	Sanderson Farms, Inc.	151,875
15,736	Vector Group Ltd.	224,867
		1,099,722

	ENERGY - 12.46%
5,350	Allete, Inc.	153,813
6,700	Ameren Corp.	166,763
7,600	Arch Coal, Inc.	116,812
5,975	Atwood Oceanics, Inc.*	148,837
8,000	Forest Oil Corp.*	119,360
8,300	Idacorp, Inc.	216,962
4,350	Integrys Energy Group, Inc.	130,457
5,200	Newfield Exploration Co.*	169,884
5,400	ONEOK, Inc.	159,246
9,300	Superior Energy Services, Inc.*	160,611
		1,542,745

	FINANCIALS - 5.15%
5,800	Ameriprise Financial, Inc.	140,766
3,700	Bank of Hawaii Corp.	132,571
3,900	BOK Financial Corp.	146,913
15,300	National Penn Bancshares, Inc.	70,533
8,500	Raymond James Financial, Inc.	146,285
		637,068

	HEALTH CARE - 8.90%
4,750	Amedisys, Inc.*	156,845
9,750	AmSurg Corp.*	209,040
14,550	Healthspring, Inc.*	158,013
4,700	Inverness Medical Innovations, Inc.*	167,226
6,650	Lifepoint Hospitals, Inc.*	174,562
10,050	Lincare Holdings, Inc.*	236,376
		1,102,062

	INFORMATION TECHNOLOGY - 13.49%
3,600	Alliance Data Systems Corp.*	148,284
6,800	Amdocs Ltd.*	145,860
5,200	Anixter International, Inc.*	195,468
16,300	Arris Group, Inc.*	198,208
7,950	Arrow Electronics, Inc. *	168,858
7,300	CommScope, Inc.*	191,698
4,200	General Cable Corp. *	157,836
21,725	Jabil Circuit, Inc.	161,199
7,200	Jack Henry & Associates, Inc.	149,400
18,300	Windstream Corp.	152,988
		1,669,799

	INDUSTRIALS - 13.34%
2,900	Fluor Corp.	148,741
5,700	Genesee & Wyoming, Inc. Class A*	151,107
6,000	Joy Global, Inc.	214,320
8,800	McDermott International, Inc.*	178,728
2,400	Mettler-Toledo International, Inc.*	185,160
10,400	Microsemi Corp.*	143,520
4,100	Reliance Steel & Aluminum Co.	157,399
3,000	Teleflex, Inc.	134,490
6,600	The Brink’s Co.	191,598
3,400	Tidewater, Inc.	145,758
		1,650,821

	INSURANCE - 8.13%
2,300	Arch Capital Group Ltd.*	134,734
4,535	Argo Group International Holdings Ltd.*	127,978
4,800	Endurance Specialty Holdings	140,640
5,350	Hanover Insurance Group, Inc.	203,889
4,800	HCC Insurance Holdings, Inc.	115,248
4,500	Hubbell, Inc. Class B	144,270
337	IPC Holdings Ltd.	9,214
4,550	Platinum Underwriters Holdings Ltd.	130,084
		1,006,057

	MATERIALS - 3.71%
11,000	Coeur d’Alene Mines Corp.*	135,300
3,700	Lubrizol Corp.	175,047
5,300	Owens-Illinois, Inc.*	148,453
		458,800

	REAL ESTATE INVESTMENT TRUST - 4.36%
2,600	Alexandria Real Estate Equities, Inc.	93,054
9,300	Hospitality Properties Trust	110,577
25,200	MFA Financial, Inc.	174,384
5,400	Ventas, Inc.	161,244
		539,259

	RETAIL - 2.33%
8,700	Brinker International, Inc.	148,161
7,350	The Men’s Wearhouse, Inc.	140,973
		289,134

	TOTAL COMMON STOCKS (COST $14,647,266)	11,961,254

	MONEY MARKET ACCOUNT - 3.05%
376,757	PNC Bank Money Market (a)	376,757

	TOTAL MONEY MARKET ACCOUNT (COST $376,757)	376,757

	TOTAL INVESTMENTS - 99.67% (COST $15,024,023)#	12,338,011

	Other assets in excess of liabilities - 0.33%	41,255

	TOTAL NET ASSETS - 100.00%	$12,379,266

* Non-income producing security.

(a) The interest rate on June 30, 2009 was 0.05%.

#   Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $698,358 and gross depreciation of $3,464,161 of federal income tax purpose. At June 30, 2009, the aggregate cost of securities for federal income tax purpose was $15,103,814.

AFBA 5Star Mid Cap Value Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$11,961,254	$—	$—
Short-term Investments	376,757	—	—
Total - Investments in Securities	$12,338,011	$—	$—
Other Financial Instruments*	—	—	—
Total	$12,338,011	$—	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR SMALL CAP FUND

SHARES	COMPANY	VALUE

	COMMON STOCKS - 92.83%
	BASIC MATERIALS - 8.60%
	Chemicals - 3.73%
5,700	Acuity Brands, Inc.	$159,885
7,600	Airgas, Inc.	308,028
5,900	Sigma-Aldrich Corp.	292,404
		760,317

	Industrial Conglomerates - 0.68%
10,300	Tredegar Corp.	137,196

	Industrial Materials - 1.40%
7,600	General Cable Corp.*	285,608

	Specialty Chemicals - 2.79%
11,920	Albemarle Corp.	304,794
3,926	NewMarket Corp.	264,338
		569,132
		1,752,253

	CAPITAL GOODS - 3.25%
	Automotive Retail - 1.77%
24,529	CarMax, Inc.*	360,576

	Hypermarkets & Supercenters - 1.48%
18,036	Pricesmart, Inc.	302,103
		662,679

	COMMERCIAL/INDUSTRIAL SERVICES - 1.55%
	Office Furniture - 1.55%
41,711	Knoll, Inc.	316,169

	CONSUMER DISCRETIONARY - 6.75%
	Commerical Services & Supplies - 2.32%
5,840	CRA International, Inc.*	162,118
9,411	Universal Corp.	311,598
		473,716
	Leisure Equipment & Products - 1.92%
12,255	Hasbro, Inc.	297,061
3,200	Penn National Gaming, Inc.*	93,152
		390,213

	Specialty Retail - 2.51%
2,500	Barnes & Noble, Inc.	51,575
9,496	InVentiv Health, Inc.*	128,481
26,690	Sturm, Ruger & Co., Inc.*	332,024
		512,080
		1,376,009

	CONSUMER STAPLES - 7.16%
	Household Products - 1.95%
7,584	Energizer Holdings, Inc.*	396,188

	Packaged Foods & Meats - 2.47%
12,838	Lance, Inc.	296,943
3,400	Ralcorp Holdings, Inc.*	207,128
		504,071

	Personal Care - 1.14%
9,100	Alberto-Culver Co.	231,413

	Specialized Consumer Services - 1.60%
59,566	Service Corp. International	326,422
		1,458,094

	ELECTRONIC TECHNOLOGY - 2.40%
	Internet Services - 0.93%
9,900	Akamai Technologies, Inc.*	189,882

	Semiconductors - 1.47%
29,645	IXYS Corp.*	300,007
		489,889

	ENERGY - 3.91%
	Energy-Oil Field Services - 2.24%
10,108	Kinder Morgan Management LLC*	456,594

	Oil Equipment - 1.67%
13,647	Atwood Oceanics, Inc.*	339,947
		796,541

	FINANCIALS - 13.59%
	Capital Markets - 2.62%
10,100	Federated Investors, Inc. Class B	243,309
11,000	Waddell & Reed Financial, Inc. Class A	290,070
		533,379

	Commercial Banks - 0.66%
30,294	Boston Private Financial Holdings, Inc.	135,717

	Diversified Financial Services - 3.25%
7,984	Eaton Vance Corp.	213,572
9,200	Jack Henry & Associates, Inc.	190,900
14,300	SEI Investments Co.	257,972
		662,444

	Property & Casualty Insurance - 5.53%
768	Alleghany Corp.*	208,128
3,500	Investors Title Co.	94,150
845	Markel Corp.*	238,037
863	Wesco Financial Corp.	251,133
1,463	White Mountain Insurance Group, Ltd.	334,895
		1,126,343

	Reinsurance - 1.53%
23,500	Montpelier Re Holdings, Ltd.	312,315
		2,770,198

	HEALTH CARE - 14.02%
	Biotechnology - 1.29%
6,300	Life Technologies Corp.*	262,836

	Health Care Distributors - 1.46%
6,788	Owens & Minor, Inc.	297,450

	Health Care Equipment & Supplies - 2.15%
2,800	Analogic Corp.	103,460
10,585	Bio-Reference Labs, Inc.*	334,592
		438,052

	Health Care Facilities - 1.34%
97,182	Tenet Healthcare Corp.*	274,053

	Health Care Providers & Services - 2.23%
14,234	AmSurg Corp*	305,177
4,232	Centene Corp.*	84,555
3,600	Eclipsys Corp.*	64,008
		453,740

	Health Care Technology - 1.78%
28,570	IMS Health, Inc.	362,839

	Home Health Care Services - 1.33%
17,500	Gentiva Health Services, Inc.*	271,590

	Laboratory Analytical Instruments - 1.34%
7,000	Illumina, Inc.*	272,580

	Medical Equipment & Supplies - 1.10%
5,430	ICU Medical, Inc.*	223,445
		2,856,585

	INDUSTRIALS - 4.93%
	Engineering & Construction - 0.98%
3,700	Energy Conversion Devices, Inc.*	52,355
5,400	The Shaw Group, Inc.*	148,014
		200,369

	Industrial Conglomerates - 0.80%
3,600	Roper Industries, Inc.	163,116

	Miscellaneous - 2.76%
12,180	Brink’s Home Security Holdings, Inc.*	344,816
7,488	The Brink’s Co.	217,377
		562,193

	Transportation Infrastructure - 0.39%
3,700	Forward Air Corp.	78,884
		1,004,562

	INFORMATION TECHNOLOGY - 12.99%
	Communications Equipment - 1.64%
10,000	Black Box Corp.	334,700

	Computer Integrated Systems Design - 1.20%
4,300	Quality Systems, Inc.	244,928

	Electronic Equipment & Instruments - 1.28%
9,400	National Instruments Corp.	212,064
1,800	SunPower Corp. Class A*	47,952
		260,016

	Electronic Lighting & Wiring Equipment - 1.35%
35,600	Daktronics, Inc.	274,120

	IT Services - 1.81%
4,900	CACI International, Inc. Class A*	209,279
6,000	Cognizant Technology Solutions Corp.*	160,200
		369,479

	Materials - 1.50%
10,808	Cabot Microelectronics Corp.*	305,758

	Semiconductor Equipment - 1.47%
12,500	Varian Semiconductor Equipment Associates, Inc.*	299,875

	Semiconductors - 2.27%
15,702	Cree, Inc.*	461,482

	Software - 0.47%
2,910	Advent Software, Inc.*	95,419
		2,645,777

	MATERIALS - 3.62%
	Mining & Quarrying of Nonmetallic Minerals - 3.67%
15,900	Cameco Corp.	407,040
29,800	USEC, Inc.*	158,536
4,000	Vulcan Materials Co.	172,400
		737,976

	OTHER - 3.44%
	Human Resources & Employment - 1.80%
21,536	Corrections Corp. of America*	365,897

	Real Estate Management & Development - 1.64%
12,638	Tejon Ranch Co.*	334,781
		700,678

	RETAIL TRADE - 4.69%
	General Merchandise - 2.82%
6,200	American Eagle Outfitters, Inc.	87,854
6,300	Dress Barn, Inc.*	90,090
4,700	Guess?, Inc.	121,166
3,600	Jos. A. Bank Clothiers, Inc.*	124,056
7,300	Urban Outfitters, Inc.*	152,351
		575,517

	Specialty Chains - 1.87%
23,681	Cabela’s, Inc.*	291,276
3,500	Tiffany & Co.	88,760
		380,036
		955,553

	SERVICES - 0.52%
	Human Resources & Employment - 0.52%
9,900	Korn/Ferry International*	105,336

	TRANSPORTATION - 1.41%
	Marine - 1.41%
12,300	Alexander & Baldwin, Inc.	288,312

	TOTAL COMMON STOCKS (COST $22,165,138)	18,916,611

	EXCHANGE TRADED FUNDS - 2.84%
22,600	SPDR KBW Regional Banking Fund	414,258
5,900	SPDR S&P Retail Fund	164,256

	TOTAL EXCHANGE TRADED FUNDS (COST $676,642)	578,514

	REIT’S - 2.93%
	Mortgage - 1.61%
11,500	Hatteras Financial Corp.	328,785
	Residential - 1.32%
26,050	UDR, Inc.	269,096

	TOTAL REIT’S (COST $700,129)	597,881

342,289	MONEY MARKET ACCOUNT - 1.68%
	PNC Bank Money Market (a)	342,289

	TOTAL MONEY MARKET ACCOUNT (COST $342,289)	342,289

	TOTAL INVESTMENTS - 100.28% (COST $23,884,198)#	20,435,295

	Liablities in excess of other assets - (0.28)%	(57,532)

	TOTAL NET ASSETS - 100.00%	$20,377,763

LLC - Limited Liability Corporation
REIT - Real Estate Investment Trust
(a) The interest rate on June 30, 2009 was 0.05%.
* Non-income producing security.

# Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation $1,477,335 and gross depreciation of $5,052,799 of federal income tax purpose. At June 30, 2009, the aggregate cost of securities for federal income tax purpose was $24,010,759.

AFBA 5Star Small Cap Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$20,093,006	$—	$—
Short-term Investments	342,289	—	—
Total - Investments in Securities	$20,435,295	$—	$—
Other Financial Instruments*	—	—	—
Total	$20,435,295	$—	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA Large Cap Growth Fund

SHARES	COMPANY	VALUE

	COMMON STOCKS - 98.30%
	CAPITAL GOODS - 4.84%
5,900	Clorox Co. (The)	$329,397
2,800	Colgate-Palmolive Co.	198,072
10,000	Danaher Corp.	617,400
5,900	Fluor Corp.	302,611
		1,447,480

	CONSUMER SERVICES - 2.75%
4,900	Prudential Financial, Inc.	182,378
5,500	Wellpoint, Inc.*	279,895
10,800	YUM! Brands	360,072
		822,345

	DIVERSIFIED FINANCIALS - 10.95%
1,250	CME Group, Inc.	388,887
9,650	Goldman Sachs Group, Inc. (The)	1,422,796
6,600	IntercontinentalExchange, Inc.*	753,984
24,900	Morgan Stanley	709,899
		3,275,566

	ENERGY - 13.20%
9,400	Anadarko Petroleum Corp.	426,666
1,950	First Solar, Inc.*	316,134
9,000	McDermott International, Inc.*	182,790
19,700	National Oilwell Varco, Inc.*	643,402
9,300	Schlumberger Ltd.	503,223
3,500	Transocean Ltd.*	260,015
44,300	Weatherford International Ltd.*	866,508
19,700	XTO Energy, Inc.	751,358
		3,950,096

	FOOD, BEVERAGES & TOBACCO - 0.87%
5,400	The Coca-Cola Co.	259,146

	FOOD & STAPLES RETAILING - 2.10%
13,000	Wal-Mart Stores, Inc.	629,720

	HEALTH CARE EQUIPMENT & SERVICES - 1.81%
4,700	Medco Health Solutions, Inc.*	214,367
8,200	Stryker Corp.	325,868
		540,235

	INTERNET SERVICES - 9.54%
13,900	Amazon.com, Inc.*	1,162,874
3,090	Google, Inc. Class A*	1,302,713
16,500	Juniper Networks, Inc.*	389,400
		2,854,987

	MATERIALS - 9.60%
16,800	Freeport-McMoRan Copper & Gold, Inc.	841,848
13,200	Monsanto Co.	981,288
5,400	Precision Castparts Corp.	394,362
14,800	The Mosaic Corp.	655,640
		2,873,138

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.69%
7,300	Abbott Laboratories	343,392
5,400	Genzyme Corp.*	300,618
7,900	Gilead Sciences, Inc.*	370,036
7,000	Johnson & Johnson	397,600
7,000	Life Technologies Corp.*	292,040
		1,703,686

	RETAILING - 8.26%
5,400	Best Buy Co., Inc.	180,846
16,400	Home Depot, Inc.	387,532
22,400	Kohl’s Corp.*	957,600
33,500	Lowe’s Companies, Inc.	650,235
7,500	Target Corp.	296,025
		2,472,238

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.65%
37,300	Texas Instruments, Inc.	794,490

	SOFTWARE & SERVICES - 3.20%
30,500	Autodesk, Inc.*	578,890
6,100	Visa, Inc. Class A	379,786
		958,676

	TECHNOLOGY HARDWARE & EQUIPMENT - 17.03%
5,850	Apple, Inc.*	833,216
36,100	Broadcom Corp.*	894,919
18,100	Cisco Systems, Inc.*	337,384
31,100	Cognizant Technology Solutions Corp.*	830,370
31,000	EMC Corp.*	406,100
3,300	International Business Machines Corp.	344,586
9,400	Microsoft Corp.	223,438
33,300	NetApp, Inc.*	656,676
28,800	NVIDIA Corp.*	325,152
11,900	Xilinx, Inc.	243,474
		5,095,315

	TELECOMMUNICATIONS SERVICES - 4.89%
37,000	Corning, Inc.	594,220
19,200	QUALCOMM, Inc.	867,840
		1,462,060

	TRANSPORTATION SERVICES - 0.92%
8,000	CSX Corp.	277,040

	TOTAL COMMON STOCKS (COST $26,563,091)	29,416,218

	MONEY MARKET ACCOUNT - 1.76%
525,898	PNC Bank Money Market (a)	525,898

	TOTAL MONEY MARKET ACCOUNT (COST $525,898)	525,898

	TOTAL INVESTMENTS - 100.06% (COST $27,088,989)#	29,942,116

	Liabilities in excess of other assets - (0.06%)	(19,188)

	TOTAL NET ASSETS - 100.00%	$29,922,928

* Non-income producing security.
(a) The interest rate on June 30, 2009 was 0.05%.

#   Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $3,346,486 and gross depreciation of $585,809 of federal income tax purpose. At June 30, 2009, the aggregate cost of securities for federal income tax purpose was $27,181,439.

AFBA 5Star Large Cap Growth Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$29,416,218	$—	$—
Short-term Investments	525,898	—	—
Total - Investments in Securities	$29,942,116	$—	$—
Other Financial Instruments*	—	—	—
Total	$29,942,116	$—	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR BALANCED FUND

SHARES	COMPANY	MARKET VALUE

	COMMON STOCKS - 52.67%
	CONSUMER STAPLES - 11.20%
89,800	Altria Group, Inc.	$1,471,822
20,400	British American Tobacco PLC ADR	1,138,320
26,242	Brown-Forman Corp. Class B	1,127,881
12,822	Lorillard, Inc.	868,947
19,782	Phillip Morris International, Inc.	862,891
40,000	The Coca-Cola Co.	1,919,600
30,893	Universal Corp.	1,022,867
		8,412,328

	ENERGY - 4.03%
23,400	Chevron Corp.	1,550,250
35,000	ConocoPhillips	1,472,100
		3,022,350

	FINANCIALS - 2.02%
62,500	Wells Fargo & Co.	1,516,250

	HEALTH CARE - 8.80%
50,000	Bristol-Meyers Squibb Co.	1,015,500
36,100	Johnson & Johnson	2,050,480
37,000	Merck & Co., Inc.	1,034,520
30,917	Novartis AG ADR	1,261,104
83,000	Pfizer, Inc.	1,245,000
		6,606,604

	INFORMATION TECHNOLOGY - 6.89%
100,000	Intel Corp.	1,655,000
17,300	International Business Machines Corp.	1,806,466
72,248	Microsoft Corp.	1,717,335
		5,178,801

	INSURANCE - 2.64%
685	Berkshire Hathaway, Inc. Class B*	1,983,575

	MATERIALS - 5.29%
61,500	Albemarle Corp.	1,572,555
26,070	NewMarket Corp.	1,755,293
15,000	Vulcan Materials Co.	646,500
		3,974,348
	RETAIL - 2.05%
31,838	Wal-Mart Stores, Inc.	1,542,233

	TELECOMMUNICATIONS - 1.51%
37,000	Verizon Communications, Inc.	1,137,010

	TRANSPORTATION - 4.67%
53,500	Alexander & Baldwin, Inc.	1,254,040
18,530	Burlington Northern Santa Fe Corp.	1,362,696
16,000	FedEx Corp.	889,920
		3,506,656

	UTILITIES - 3.57%
54,000	Dominion Resources, Inc.	1,804,680
60,315	Duke Energy Co.	879,996
		2,684,676

	TOTAL COMMON STOCKS (COST $45,166,076)	39,564,831

	REIT’s - 0.90%
65,376	UDR, Inc.	675,334

	TOTAL REIT’s (COST $1,222,978)	675,334

	PREFERRED STOCKS - 1.30%
	FINANCIALS - 0.02%
13,600	Federal National Mortgage Association, Perpetual Series S, 8.25% due 12/31/49 (d)	18,224

	INSURANCE - 1.28%
40,000	Markel Corp., 7.50% due 08/22/46	957,600

	TOTAL PREFERRED STOCKS (COST $1,342,000)	975,824

	CORPORATE BONDS - 26.70%
	AEROSPACE/DEFENSE - 0.31%
220,000	Boeing Co., 5.00% due 03/15/14	231,863

	CHEMICALS - 0.44%
315,000	E.I. Du Pont de Nemours & Co., 4.75% due 03/15/15	327,044

	CONSUMER DISCRETIONARY - 2.21%
150,000	Anheuser-Busch InBev Worldwide, Inc., 7.75% due 01/15/19 (b)	164,328
400,000	Comcast Corp., 5.50% due 03/15/11	416,383
1,000,000	Mandalay Resort Group, 7.625% due 07/15/13	595,000
150,000	Marriott International, 5.625% due 02/15/13	148,204
222,000	Metlife, Inc., 6.125% due 12/01/11	232,534
100,000	Metlife, Inc., 6.817% due 08/15/18	100,880
		1,657,329

	CONSUMER STAPLES - 0.84%
150,000	International Paper Co., 9.375% due 05/15/19	153,148
450,000	The Coca-Cola Co., 5.35% due 11/15/17	481,389
		634,537

	ENERGY - 0.87%
200,000	Devon Energy Corp., 5.625% due 01/15/14	210,915
150,000	Husky Energy, Inc., 5.90% due 06/15/14	157,090
275,000	Sempra Energy, 6.50% due 06/01/16	287,455
		655,460

	FINANCIALS - 10.70%
60,000	American Express Credit Corp., 7.30% due 08/20/13	62,438
275,000	American Express Travel Related Services, 5.25% due 11/21/11 (b)	273,509
250,000	Bank of America Corp., 5.375% due 09/11/12	251,384
250,000	BHP Billiton Finance USA Ltd., 6.75% due 11/01/13	276,662
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	324,073
300,000	Citigroup, Inc., 6.00% due 02/21/12	296,794
375,000	CME Group, Inc., 5.75% due 02/15/14	400,311
225,000	Credit Suisse USA, Inc., 6.125% due 11/15/11	241,027
275,000	Credit Suisse USA, Inc., 5.125% due 08/15/15	282,361
350,000	Diego Capital PLC, 7.375% due 01/15/14	396,395
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	245,889
125,000	General Electric Capital Corp., 4.80% due 05/01/13	125,244
250,000	General Electric Capital Corp., 5.50% due 06/04/14	249,267
125,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	133,168
125,000	Goldman Sachs Group, Inc. (The), 5.70% due 09/01/12	130,944
300,000	Invesco Ltd., 4.50% due 12/15/09	301,295
346,000	JPMorgan Chase & Co., 5.75% due 01/02/13	357,102
300,000	Keycorp, 6.50% due 05/14/13	299,148
750,000	Marshall & IIsley Corp., 5.626% due 08/17/09	747,593
325,000	Merrill Lynch & Co., Inc. 5.77% due 07/25/11	330,894
250,000	Merrill Lynch & Co., Inc. 1.59% due 01/15/15 (d)	199,753
250,000	Morgan Stanley, 5.05% due 01/21/11	255,024
250,000	Morgan Stanley, 4.75% due 04/01/14	236,393
375,000	Suntrust Banks, Inc., 5.25% due 11/05/12	382,459
250,000	Suntrust Banks, Inc., 6.00% due 09/11/17	226,693
300,000	Toyota Motor Credit Corp., 5.17% due 01/11/12	300,223
300,000	Wachovia Corp., 5.25% due 08/01/14	293,894
400,000	Wells Fargo & Co., 5.25% due 10/23/12	414,366
		8,034,303

	HEALTH CARE - 2.51%
150,000	CIGNA Corp., 8.50% due 05/01/19	152,331
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	340,263
220,000	Pfizer, Inc., 5.35% due 03/15/15	236,703
1,000,000	Psychiatric Solutions, Inc., 7.75% due 07/15/15	920,000
250,000	UnitedHealth Group, Inc., 5.375% due 03/15/16	235,459
		1,884,756

	INFORMATION TECHNOLOGY - 1.20%
350,000	Dell, Inc., 4.70% due 04/15/13	360,512
250,000	International Business Machines Corp., 6.50% due 10/15/13	279,681
250,000	Hewlett-Packard Co., 4.50% due 03/01/13	260,133
		900,326

	INSURANCE - 2.79%
250,000	Aflac, Inc., 8.50% due 05/15/19	267,583
350,000	Allstate Corp., 5.00% due 08/15/14	347,318
150,000	General Electric Global Insurance, 7.00% due 02/15/26	117,824
300,000	Hartford Financial Services Group, Inc., 5.375% due 03/15/17	238,245
250,000	Nationwide Life Global Fund I, 1.026% due 05/19/10 (b)(d)	231,826
350,000	New York Life Global Funding, 5.25% due 10/16/12 (b)	370,882
250,000	Progressive Corp., 6.375% due 01/15/12	253,137
285,000	Prudential Financial, Inc., 5.10% due 09/20/14	269,576
		2,096,391

	MANUFACTURING - 0.22%
150,000	Tyco International Finance SA, 8.50% due 01/15/19	166,593

	MATERIALS - 0.50%
350,000	Barrick Gold Financeco LLC, 6.125% due 09/15/13	375,905

	RETAIL - 1.11%
300,000	Best Buy Co., 6.75% due 07/15/13	310,801
325,000	Home Depot, Inc., 3.75% due 09/15/09	325,832
200,000	Home Depot, Inc., 5.40% due 03/01/16	199,920
		836,553

	TELECOMMUNICATION SERVICES - 2.57%
225,000	AT&T, Inc., 4.95% due 01/15/13	234,190
250,000	AT&T, Inc., 6.70% due 11/15/13	274,817
275,000	Corning, Inc., 6.05% due 06/15/15	270,068
300,000	Deutsche Telekom International Finance BV, 5.875% due 08/20/13	314,966
350,000	Verizon Communications, Inc., 5.25% due 04/15/13	367,633
150,000	Verizon Communications, Inc., 8.75% due 11/01/18	177,966
275,000	Vodafone Group, Inc., 5.35% due 02/27/12	289,873
		1,929,513

	TRANSPORTATION - 0.43%
300,000	FedEx Corp., 7.375% due 01/15/14	324,311

	TOTAL CORPORATE BONDS (COST $19,894,970)	20,054,884

	AGENCY OBLIGATIONS - 7.33%

550,000	Federal Home Loan Bank, 5.75% due 05/15/12	611,928
531,815	Federal Home Loan Mortgage Corporation, 5.00% due 05/01/20	553,470
1,086,342	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,123,675
863,863	Federal National Mortgage Association, 4.50% due 08/01/20	891,092
905,000	Federal National Mortgage Association, 4.625% due 10/15/14	977,323

250,000	Federal National Mortgage Association, 5.375% due 06/12/17	279,382
1,023,849	Federal National Mortgage Association, 6.00% due 10/01/37	1,071,702

	TOTAL AGENCY OBLIGATIONS (COST $5,250,102)	5,508,572

	U.S. TREASURY OBLIGATIONS - 5.23%
2,545,000	U.S. Treasury Note, 4.75% due 08/15/17	2,790,753
1,020,000	U.S. Treasury Note, 5.00% due 05/15/37	1,135,388

	TOTAL U.S. TREASURY OBLIGATIONS (COST $3,816,725)	3,926,141

	CONVERTIBLE CORPORATE BONDS - 2.10%
	CONSUMER DISCRETIONARY - 2.10%
1,000,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	805,000
1,000,000	Lions Gate Entertainment Corp., 3.625% due 03/15/25 (c)	770,000

	TOTAL CONVERTIBLE CORPORATE BONDS (COST $1,902,122)	1,575,000

	ASSET-BACKED SECURITIES - 1.80%
163,031	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B, 0.61625% due 05/15/11 (d)	162,645
500,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96% due 09/17/12	517,781
650,000	Chase Issuance Trust, Series 2005-A10, Class A10, 4.65% due 12/17/12	671,441

	TOTAL ASSET-BACKED SECURITIES (COST $1,280,004)	1,351,867

	MONEY MARKET ACCOUNT - 1.24%
929,262	PNC Bank Money Market (a)	929,262

	TOTAL MONEY MARKET ACCOUNT (COST $929,262)	929,262

	TOTAL INVESTMENTS - 99.27% (COST $80,804,239)#	74,561,715

	Other assets in excess of liabilities — 0.73%	551,942

	TOTAL NET ASSETS - 100.00%	$75,113,657

ADR - American Depository Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) The interest rate on June 30, 2009 was 0.05%.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registation, normally to qualified institutional buyers.
(c) Stepped coupon bond - the rate shown is the rate in effect on June 30, 2009.
(d) Indicates a variable rate security.
* Non-income producing security.

# Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation $3,173,927 and gross depreciation of $9,211,823 of federal income tax purpose. At June 30, 2009, the aggregate cost of securities for federal income tax purpose was $80,599,611.

AFBA 5Star Balanced Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$40,240,165	$—	$—
Preferred Stocks	975,824	—	—
U.S. Treasury/U.S. Gov’t Corp. & Agency	—	9,434,713	—
Corporate Bonds	—	19,753,589	—
Municipal Bonds	—	—	—
Other Debt Obligations	—	3,228,162	—
Short-term Investments	929,262	—	—
Total - Investments in Securities	$42,145,251	$32,416,464	$—
Other Financial Instruments*	—	—	—
Total	$42,145,251	$32,416,464	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5Star Total Return Fund

SHARES OR
FACE AMOUNT	COMPANY	VALUE

	AGENCY OBLIGATIONS - 17.35%
740,000	Federal Home Loan Bank, 5.75% due 05/15/12	$823,322
1,241,534	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,284,200
1,080,217	Federal National Mortgage Association, 4.50% due 08/01/20	1,114,266
200,000	Federal National Mortgage Association, 5.375% due 06/12/17	223,506
1,279,812	Federal National Mortgage Association, 6.00% due 10/01/37	1,339,628

	TOTAL AGENCY OBLIGATIONS (COST $4,546,951)	4,784,922

	CORPORATE BONDS - 61.84%
	CONSUMER DISCRETIONARY - 22.87%
250,000	Aflac, Inc., 8.50% due 05/15/19	267,583
270,000	Allstate Corp., 5.00% due 08/15/14	267,931
60,000	American Express Credit Co., 7.30% due 08/20/13	62,438
140,000	American Express Travel Related Services Co., Inc., 5.25% due 11/21/11 (b)	139,241
125,000	Anheuser-Busch InBev Worldwide Inc., 7.75% due 01/15/19 (b)	136,940
275,000	Best Buy Co., 6.75% due 07/15/13	284,901
250,000	Comcast Corp., 6.50% due 01/15/17	265,611
300,000	Dell, Inc., 4.70% due 04/15/13	309,010
275,000	FedEx Corp., 7.375% due 01/15/14	297,285
575,000	Ford Motor Credit Co. LLC, 7.375% due 10/28/09	570,115
235,000	GameStop Corp., 8.00% due 10/01/12	237,937
281,000	General Electric Capital Corp., 5.00% due 04/10/12	288,322
125,000	General Electric Capital Corp., 4.80% due 05/01/13	125,244
125,000	General Electric Global Insurance, 7.00% due 02/15/26	98,187
300,000	Hartford Financial Services Group, 5.375% due 03/15/17	238,245
250,000	Hewlett-Packard Co., 4.50% due 03/01/13	260,133
125,000	International Paper Co., 9.375% due 05/15/19	127,624
340,000	Mandalay Resort Group, 7.625% due 07/15/13	202,300
150,000	Marriott International, Series J, 5.625% due 02/15/13	148,204
275,000	MetLife, Inc., 6.817% due 08/15/18	277,421
225,000	Nationwide Life Global Fund I, 1.0256% due 05/19/10 (b)(c)	208,643
275,000	New York Life Global Funding, 5.25% due 10/16/12 (b)	291,407
100,000	Penske Auto Group, Inc., 7.75% due 12/15/16	81,250
325,000	Phillips Van-Heusen, 7.75% due 11/15/23	251,569
240,000	Progressive Corp., 6.375% due 01/15/12	243,012
250,000	Prudential Financial, Inc., 5.10% due 09/20/14	236,470
575,000	Royal Caribbean Cruises, Ltd., 7.50% due 10/15/27	388,125
		6,305,148

	CONSUMER STAPLES - 2.11%
250,000	Diego Capital PLC, 5.20% due 01/30/13	260,216
300,000	The Coca-Cola Co., 5.35% due 11/15/17	320,926
		581,142

	FINANCIALS - 19.32%
175,000	Bank of America Corp., 5.375% due 09/11/12	175,969
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	324,073
300,000	CME Group, Inc., 5.75% due 02/15/14	320,249
225,000	Credit Suisse USA, Inc., 6.125% due 11/15/11	241,027
225,000	Credit Suisse USA, Inc., 5.125% due 08/15/15	231,023
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	245,889
150,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	159,802
125,000	Goldman Sachs Group, Inc. (The), 5.70% due 09/01/12	130,944
300,000	Invesco, Ltd., 4.50% due 12/15/09	301,295
235,000	JPMorgan Chase & Co., 5.375% due 10/01/12	246,292
300,000	Keycorp., 6.50% due 05/14/13	299,148
500,000	Marshall & Ilsley Corp., 5.626% due 08/17/09	498,396
150,000	Merrill Lynch & Co., Inc., 5.77% due 07/25/11	152,720
200,000	Merrill Lynch & Co., Inc., 1.5913% due 01/15/15 (c)	159,803
400,000	Morgan Stanley, 5.05% due 01/12/11	408,038
215,000	Suntrust Banks, Inc., 5.25% due 11/05/12	219,276
300,000	Suntrust Banks, Inc., 6.00% due 09/11/17	272,031
275,000	Toyota Motor Credit Corp., 5.17% due 01/11/12	275,204
166,000	Union Planters Corp., 4.375% due 12/01/10	160,913
200,000	Wachovia Corp., 5.25% due 08/01/14	195,929
300,000	Wells Fargo & Co., 5.25% due 10/23/12	310,775
		5,328,796

	HEALTH CARE - 4.20%
445,000	Abbott Laboratories, 5.60% due 05/15/11	475,646
125,000	Cigna Corp., 8.50% due 05/01/19	126,943
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	340,263
200,000	Pfizer, Inc., 5.35% due 03/15/15	215,184
		1,158,036

	INDUSTRIALS - 5.76%
50,000	American Railcar Industries, Inc., 7.50% due 03/01/14	43,875
300,000	Barrick Gold Financeco LLC, 6.125% due 09/15/13	322,204
200,000	Boeing Co., 5.00% due 03/15/14	210,785
175,000	Devon Energy Corp., 5.625% due 01/15/14	184,551
285,000	E.I. Du Pont de Nemours & Co., 4.75% due 03/15/15	295,897
125,000	Husky Energy, Inc., 5.90% due 06/15/14	130,908
250,000	Sempra Energy, 6.50% due 06/01/16	261,323
125,000	Tyco International Finance SA, 8.50% due 01/15/19	138,828
		1,588,371

	RETAIL - 2.33%
200,000	Home Depot, Inc., 3.75% due 09/15/09	200,512
120,000	Home Depot, Inc., 5.40% due 03/01/16	119,952
300,000	Lowe’s Companies, Inc., 5.60% due 09/15/12	321,057
		641,521

	TELECOMMUNICATION SERVICES - 5.25%
250,000	Corning, Inc., 6.05% due 06/15/15	245,516
275,000	Deutsche Telekom International Finance BV, 5.875% due 08/20/13	288,718
280,000	Rodgers Wireless, Inc., 7.50% due 03/15/15	304,937
360,000	SBC Communications, 5.875% due 08/15/12	386,641
212,000	Vodafone Group PLC, 5.50% due 06/15/11	223,168
		1,448,980

	TOTAL CORPORATE BONDS (COST $16,834,480)	17,051,994

	U.S. TREASURY OBLIGATIONS - 12.63%
1,475,000	U.S. Treasury Note, 4.75% due 08/15/17	1,617,430
275,000	U.S. Treasury Note, 3.75% due 11/15/18	279,835
1,425,000	U.S. Treasury Note, 5.00% due 05/15/37	1,586,205

	TOTAL U.S. TREASURY OBLIGATIONS (COST $3,416,578)	3,483,470

	ASSET - BACKED SECURITIES - 4.28%
146,728	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B, 0.40438% due 05/15/11 (c)	146,381
500,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96% due 09/17/12	517,781
500,000	Chase Issuance Trust, Series 2005-A10, Class A10, 4.65% due 12/17/12	516,493

	TOTAL ASSET - BACKED SECURITIES (COST $1,118,225)	1,180,655

	CONVERTIBLE CORPORATE BONDS - 1.61%
550,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	442,750

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $548,722)	442,750

	CONVERTIBLE PREFERRED STOCK - 0.73%
	FINANCIALS - 0.73%
13,350	Boston Private Capital Trust I., 4.875%, 10/01/34	200,250

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $638,783)	200,250

	PREFERRED STOCK - 0.05%
	FINANCIAL SERVICES - 0.05%
10,400	Federal National Mortgage Association., Perpetual Series S, 8.25% due 12/31/49 (c)	13,936

	TOTAL PREFERRED STOCK (COST $260,000)	13,936

	MONEY MARKET ACCOUNT - 0.33%
90,685	PNC Bank Money Market (a)	90,685

	TOTAL MONEY MARKET ACCOUNT (Cost $90,685)	90,685

	TOTAL INVESTMENTS - 98.82% (COST $27,454,424)#	27,248,662

	Other assets in excess of liabilities - 1.18%	324,925

	TOTAL NET ASSETS - 100.00%	$27,573,587

LLC - Limited Liability Company
PLC - Public Limited Company
(a) - The interest rate on June 30, 2009 was 0.05%.
(b) - Security exempt registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) - Indicates a variable rate security.

# Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $1,009,270 and gross depreciation of $1,216,437 of federal income tax purpose. At June 30, 2009, the aggregate cost of securities for federal income tax purpose was $27,455,829.

AFBA 5Star Total Return Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation inputs	Quoted Price	Observable Input	Unobservable Input
Preferred Stocks	$13,936	$200,250	$—
U.S. Treasury/U.S. Gov’t Corp. & Agency	—	8,268,392	—
Corporate Bonds	—	16,750,699	—
Other Debt Obligations	—	1,924,700	—
Short-term Investments	90,685	—	—
Total - Investments in Securities	$104,621	$27,144,041	$—
Other Financial Instruments*	—	—	—
Total	$104,621	$27,144,041	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA Science & Technology Fund

SHARES	COMPANY	VALUE

	COMMON STOCKS - 98.09%
	HEALTH CARE - 17.53%
	Biotechnology - 9.14%
4,000	Amgen, Inc*	$211,760
5,300	Gilead Sciences, Inc*	248,252
6,828	Life Technologies Corp.*	284,864
7,100	Qiagen N.V.*	131,989
		876,865

	Health Care Providers & Services - 3.77%
7,600	athenahealth, Inc.*	281,276
4,195	Eclipsys Corp.*	74,587
1,700	NightHawk Radiology Holdings, Inc.*	6,290
		362,153

	Laboratory Analytical Instruments - 1.95%
4,800	Illumina, Inc.*	186,912

	Pharmaceuticals - 2.67%
5,200	Teva Pharmaceutical Industries, Ltd. ADR	256,568
		1,682,498

	INDUSTRIALS - 0.35%
	Construction & Engineering - 0.35%
2,400	Energy Conversion Devices, Inc.*	33,960

	INFORMATION TECHNOLOGY - 76.27%
	Communications Equipment - 9.38%
3,500	Black Box Corp.	117,145
16,375	Cisco Systems, Inc.*	305,230
16,500	Corning, Inc.	264,990
9,000	Juniper Networks, Inc.*	212,400
		899,765

	Computer Integrated Systems Design - 8.73%
8,400	eBay, Inc.*	143,892
300	First Solar, Inc. *	48,636
650	Google, Inc. Class A*	274,033
3,800	Quality Systems, Inc.	216,448
9,900	Yahoo! Inc.*	155,034
		838,043

	Computer Storage Devices - 1.82%
13,300	EMC Corp.*	174,230

	Electronic Equipment & Instruments - 5.88%
4,900	Hewlett-Packard Co.	189,385
5,400	Molex, Inc.	83,970
9,100	National Instruments Corp.	205,296
3,200	SunPower Corp. Class A*	85,248
		563,899

	Electronic Lighting & Wiring Equipment - 1.16%
14,500	Daktronics, Inc.	111,650

	Internet Software & Services - 2.20%
11,000	Akamai Technologies, Inc.*	210,980

	IT Services - 2.00%
7,200	Cognizant Technology Solutions Corp.*	192,240

	Materials - 4.19%
8,500	Cabot Microelectronics Corp.*	240,465
9,100	MEMC Electronic Materials, Inc.*	162,071
		402,536

	Semiconductor Equipment - 5.29%
20,700	Applied Materials, Inc.	227,079
3,700	Lam Research Corp.*	96,200
7,700	Varian Semiconductor Equipment Associates, Inc.*	184,723
		508,002

	Semiconductors - 20.88%
12,400	Altera Corp.	201,872
11,000	Atheros Communications *	211,640
8,900	Broadcom Corp. Class A*	220,631
11,000	Cree, Inc.*	323,290
14,325	Intel Corp.	237,079
14,200	IXYS Corp.*	143,704
11,550	Maxim Integrated Products	181,220
7,300	Microchip Technology, Inc.	164,615
11,400	Microsemi Corp.*	157,320
14,400	NVIDIA Corp.*	162,576
		2,003,947

	Software - 14.74%
9,200	Adobe Systems, Inc.*	260,360
10,900	Citrix Systems, Inc.*	347,601
7,700	Manhattan Associates, Inc.*	140,294
12,000	Microsoft Corp.	285,240
13,100	Oracle Corp.*	280,602
3,700	VMware, Inc.* Class A	100,899
		1,414,996
		7,320,288

	MATERIALS - 3.94%
	Chemicals - 2.69%
5,200	Sigma-Aldrich Corp.	257,712

	Industrial Materials - 1.25%
3,200	General Cable Corp.*	120,256
		377,968

	TOTAL COMMON STOCKS (COST $9,872,616)	9,414,714

	MONEY MARKET ACCOUNT - 1.83%
175,807	PNC Bank Money Market (a)	175,807

	TOTAL MONEY MARKET ACCOUNT (COST $175,807)	175,807

	TOTAL INVESTMENTS - 99.92% (COST $10,048,423)#	9,590,521

	Other assets in excess of liabilities - 0.08%	7,657

	TOTAL NET ASSETS - 100.00%	$9,598,178

ADR - American Depository Receipt
* Non-income producing security.
(a) The interest rate on June 30, 2009 was 0.05%.

# Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $881,209 and gross depreciation of $1,473,874 of federal income tax purpose. At June 30, 2009, the aggregate cost of securities for federal income tax purpose was $10,183,186.

AFBA 5Star Science & Technology Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$9,414,714	$—	$—
Short-term Investments	175,807	—	—
Total - Investments in Securities	$9,590,521	$—	$—
Other Financial Instruments*	—	—	—
Total	$9,590,521	$—	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, as that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AFBA 5Star Funds

By (Signature and Title)*	/s/ Robert E. Morrison Jr.
Robert E. Morrison Jr., President
(principal executive officer)

Date	August 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Morrison Jr.
Robert E. Morrison Jr., President
(principal executive officer)

Date	August 14, 2009

By (Signature and Title)*	/s/ John F. Boyle
John F. Boyle, Chief Financial Officer
(principal financial officer)

Date	August 29, 2009

* Print the name and title of each signing officer under his or her signature.